OPERATING ASSETS AND LIABILITIES - RETIREMENT BENEFIT OBLIGATIONS - Fair Value of Plan Assets (Details) - DKK DKK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
At the beginning of the year	DKK (1,451)
At the end of the year	(1,336)	DKK (1,451)
Net remeasurement primarily related to changes in financial assumptions	103	205
Partly funded
Disclosure of net defined benefit liability (asset) [line items]
Present value of retirement benefit obligations	1,778	1,887
Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Present value of retirement benefit obligations	700	724
Germany
Disclosure of net defined benefit liability (asset) [line items]
At the end of the year	(401)
Switzerland
Disclosure of net defined benefit liability (asset) [line items]
At the end of the year	(86)
Japan
Disclosure of net defined benefit liability (asset) [line items]
At the end of the year	(77)
USA
Disclosure of net defined benefit liability (asset) [line items]
At the end of the year	(448)
Other
Disclosure of net defined benefit liability (asset) [line items]
At the end of the year	(324)
Fair Value of Plan Assets
Disclosure of net defined benefit liability (asset) [line items]
At the beginning of the year	1,160	1,082
Interest income	12	20
Settlements	(43)	(6)
Remeasurement gains/(losses)	24	(5)
Employer contributions	96	102
Plan participant contributions etc	14	16
Benefits paid to employees	(66)	(67)
Effect of exchange rate adjustment	(55)	18
At the end of the year	1,142	1,160
Fair Value of Plan Assets | Germany
Disclosure of net defined benefit liability (asset) [line items]
At the beginning of the year	497
Interest income	8
Settlements	0
Remeasurement gains/(losses)	4
Employer contributions	21
Plan participant contributions etc	0
Benefits paid to employees	(6)
Effect of exchange rate adjustment	1
At the end of the year	525	497
Fair Value of Plan Assets | Switzerland
Disclosure of net defined benefit liability (asset) [line items]
At the beginning of the year	246
Interest income	0
Settlements	(43)
Remeasurement gains/(losses)	1
Employer contributions	19
Plan participant contributions etc	8
Benefits paid to employees	(14)
Effect of exchange rate adjustment	(20)
At the end of the year	197	246
Fair Value of Plan Assets | Japan
Disclosure of net defined benefit liability (asset) [line items]
At the beginning of the year	319
Interest income	1
Settlements	0
Remeasurement gains/(losses)	19
Employer contributions	24
Plan participant contributions etc	0
Benefits paid to employees	(20)
Effect of exchange rate adjustment	(27)
At the end of the year	316	319
Fair Value of Plan Assets | USA
Disclosure of net defined benefit liability (asset) [line items]
At the beginning of the year	0
Interest income	0
Settlements	0
Remeasurement gains/(losses)	0
Employer contributions	14
Plan participant contributions etc	0
Benefits paid to employees	(14)
Effect of exchange rate adjustment	0
At the end of the year	0	0
Fair Value of Plan Assets | Other
Disclosure of net defined benefit liability (asset) [line items]
At the beginning of the year	98
Interest income	3
Settlements	0
Remeasurement gains/(losses)	0
Employer contributions	18
Plan participant contributions etc	6
Benefits paid to employees	(12)
Effect of exchange rate adjustment	(9)
At the end of the year	DKK 104	DKK 98